Loans, Allowance for Loan Losses and Credit Quality - Summary of Aging of Loans and Non-accrual Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	$ 744,842	$ 709,324		$ 545,244
Nonaccrual Loans	3,113	2,740		2,586
Total	751,315	714,177	$ 618,042	550,384
Home Equity Lines of Credit
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	41,462	38,891		35,591
Nonaccrual Loans	338	125		80
Total	41,905	39,040	37,879	35,833
Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total	196,167	184,926		137,722
Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Total	237,566	219,808		181,225
Construction and Land Development
Financing Receivable Recorded Investment Past Due [Line Items]
Total	109,602	102,110		66,564
Commercial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	127,268	134,066		105,081
Nonaccrual Loans	139	143
Total	128,332	134,426	122,826	105,809
Consumer Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	37,140	33,544		22,906
Nonaccrual Loans	165	89		149
Total	37,743	33,867	25,725	23,231
Mortgage Loans on Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	538,972	502,823		381,666
Nonaccrual Loans	2,471	2,383		2,357
Total	543,335	506,844		385,511
Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	193,380	181,252		134,565
Nonaccrual Loans	1,750	2,127		1,890
Total	196,167	184,926	151,716	137,722
Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	236,703	219,578		180,826
Nonaccrual Loans	108	162		399
Total	237,566	219,808	194,402	181,225
Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Current	108,889	101,993		66,275
Nonaccrual Loans	613	94		68
Total	109,602	102,110	$ 85,494	66,564
Past Due 30-89 Days
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	3,330	2,094		2,133
Past Due 30-89 Days | Home Equity Lines of Credit
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	105	24		152
Past Due 30-89 Days | Commercial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	925	217		728
Past Due 30-89 Days | Consumer Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	438	234		175
Past Due 30-89 Days | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	1,862	1,619		1,078
Past Due 30-89 Days | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	1,007	1,528		857
Past Due 30-89 Days | Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	755	68
Past Due 30-89 Days | Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	100	23		221
Past Due 90 Days or More
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	30	19		421
Past Due 90 Days or More | Home Equity Lines of Credit
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due				10
Past Due 90 Days or More | Consumer Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due				1
Past Due 90 Days or More | Mortgage Loans on Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	30	19		410
Past Due 90 Days or More | Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Recorded Investment Past Due [Line Items]
Accruing Loans, Past Due	$ 30	$ 19		$ 410